Share-Based Compensation - Schedule of Nonvested Share Options (Details) - Previously Reported [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation - Schedule of Nonvested Share Options (Details) [Line Items]
Number of shares, Balance beginning | shares
Weighted average grant date per share fair value, Balance beginning | $ / shares
Number of shares, Granted | shares	2,420,000
Weighted average grant date per share fair value, Granted | $ / shares	$ 2.96
Number of shares, Vested and exercised | shares	(1,694,000)
Weighted average grant date per share fair value, Vested and exercised | $ / shares	$ 2.94
Number of shares, Forfeited | shares	(201,000)
Weighted average grant date per share fair value, Forfeited | $ / shares	$ 3.03
Number of shares, Non-vested | shares	525,000
Weighted average grant date per share fair value, Non-vested | $ / shares	$ 3.03